STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
Statement [Line items]
Currency translation differences tax	£ 0	£ 0	£ 0
Transfers to income statement tax	0	0	0
The Bank
Statement [Line items]
Currency translation differences tax	0	0	0
Transfers to income statement tax	£ 0	£ 0	£ 0